GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 26,203	$ 20,592
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,101	1,913
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	22,286	16,878
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	578	693
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,238	$ 1,108